Pensions and other post-employment benefits - Asset Ceiling and Other (Details) € in Millions		12 Months Ended
	Sep. 10, 2019 EUR (€)	Dec. 31, 2019 EUR (€) plan item	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)
Pensions and Other Post-Employment Benefits
Employer contributions expected to be paid next year		€ 92
Past service cost and gains on curtailments		€ 131
Defined benefit plans and post-employment benefits plans
Pensions and Other Post-Employment Benefits
Weighted average duration of defined benefit obligations		10 years	11 years
Past service cost and gains on curtailments		€ (140)	€ 52	€ (3)
Gain/(loss) from change in demographic assumptions		(813)	€ (80)	€ (136)
Settlements		€ 9
United States
Pensions and Other Post-Employment Benefits
Number of unions with continuing coverage | item		2
Gain/(loss) from change in demographic assumptions		€ 775
Total number of pension plans | plan		3
United States Pension benefits
Pensions and Other Post-Employment Benefits
Percentage of total healthcare obligations for capped employees		73.00%
United Kingdom
Pensions and Other Post-Employment Benefits
Overall reduction in the existing obligation		€ 140
Past service cost and gains on curtailments		€ 4
UNITED STATES
Pensions and Other Post-Employment Benefits
Number of unions with continuing coverage | plan		2
Benefits extended years	5 years
Reduction in the amount of company's financial commitment	€ 36
Overall reduction in the existing obligation	€ 168